Cover - USD ($)	12 Months Ended
	Dec. 31, 2023	Feb. 21, 2024	Jun. 30, 2023
Cover [Abstract]
Document Type	10-K
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Entity File Number	001-34762
Entity Registrant Name	FIRST FINANCIAL BANCORP.
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	31-1042001
Entity Address, Address Line One	255 East Fifth Street, Suite 800
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	877
Local Phone Number	322-9530
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Entity Shell Company	false
Entity Public Float			$ 1,905,507,000
Entity Common Stock, Shares Outstanding		95,074,325
Entity Central Index Key	0000708955
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Document Information [Line Items]
Title of 12(g) Security	None
Document Financial Statement Error Correction [Flag]	false
NASDAQ/NMS (GLOBAL MARKET) [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, No par value
Trading Symbol	FFBC
Security Exchange Name	NASDAQ